Annual Total Returns [BarChart] - Ultra Short-Term Bond Fund - Fund Shares	May 01, 2021
Bar Chart Table:
2011	1.60%
2012	3.13%
2013	1.33%
2014	0.95%
2015	0.01%
2016	1.73%
2017	1.51%
2018	1.40%
2019	4.37%